REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended
Nov. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	Three Months Ended November 30,
	2024	2023
Revenues from the sale of mining equipment - net	$717,147	$169,721
Revenue from hosting, net	–	11,864
Revenue from self-mining	483,683	329,723
Total revenue	$1,200,830	$511,308